SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.
SUBSEQUENT EVENTS

Dividend distribution

On March 27, 2025, the Group adopted an adjustment to its dividend policy, pursuant to which the Group may declare and to distribute a cash dividend once each fiscal year, starting from 2025, at an aggregate amount of around 30% of the Group's net income after tax in the previous fiscal year.